Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of expired and the only outstanding

	Position as of December 31, 2024 Jet fuel Asian call option contracts maturities
	1Q 2025
Notional volume in gallons (thousands) (1)		14,356
Strike price agreed rate per gallon (2)	US$	2.18 / 2.25
Approximate percentage of hedge (of expected consumption value)		17%
(1)	U.S. Gulf Coast Jet Fuel 54 as underlying asset
(2)	Weighted Average

Schedule of fuel sensitivity

	As of December 31,
	2024	2023	2022
	Operating costs	Operating costs	Operating costs
	(In thousands of U.S. dollars)
+ US$0.01 per gallon	3,227	3,719	3,399
- US$0.01 per gallon	(3,227)	(3,719)	(3,399)

Schedule of foreign exchange exposure

	Mexican Pesos		Others (1)
	(In thousands of U.S. dollars)
Assets:
Cash and cash equivalents	US$	69,156	US$	31,847
Other accounts receivable, net		45,381		676
Guarantee deposits		27,710		445
Derivative financial instruments		271		—
Other assets		5,169		—
Total assets	US$	147,687	US$	32,968

Liabilities:
Financial debt	US$	118,590	US$	—
Lease liabilities		19,772		52
Suppliers		132,244		2,537
Other liabilities		253,822		2,206
Total liabilities	US$	524,428	US$	4,795
Net foreign currency position	US$	(376,741)	US$	28,173
(1)	The foreign exchange exposure mainly includes: Colones, Colombian pesos and Quetzales.

The summary of quantitative data about the Company’s exposure to currency risk as of December 31, 2023 is as set forth below:

	Mexican Pesos		Others (1)
	(In thousands of U.S. dollars)
Assets:
Cash and cash equivalents	US$	100,488	US$	13,287
Other accounts receivable, net		54,594		34,650
Guarantee deposits		29,951		514
Derivative financial instruments		1,683		—
Total assets	US$	186,716	US$	48,451

Liabilities:
Financial debt	US$	186,251	US$	—
Lease liabilities		19,655		73
Suppliers		142,453		2,254
Other liabilities		57,283		2,958
Total liabilities	US$	405,642	US$	5,285
Net foreign currency position	US$	(218,926)	US$	43,166
(1)	The foreign exchange exposure mainly includes: Colones, Colombian pesos and Quetzales.

Schedule of sensitivity analysis of change in fair value of interest hedging instrument

	Change in MXN$ rate	Effect on profit before tax
		(In thousands of U.S. dollars)
2024	+5%	US$	(17,428)
	-5%		17,428

2023	+5%	US$	(8,788)
	-5%		8,788

Schedule of sensitivity analysis of fair value

	Change in interest rate	Effect on cap (1)
		(In thousands of U.S. dollars)
2023	+0.50%	US$	14
	-0.50%		(13)
(1)	The effect would affect OCI in relation to the interest rate caps.

Schedule of debt sensitivity analysis

	Year ended December 31, 2024				Year ended December 31, 2023
	+100 BP		- 100 BP		+ 100 BP		- 100 BP
	(In thousands of U.S. dollars)

Asset-backed trust notes (“CEBUR”) (1)	US$	1,385	US$	(1,385)	US$	1,435	US$	(1,435)
Incline II B Shannon 18 Limited (PDP BBAM)		889		(889)		930		(930)
Banco Santander México, S.A. y Banco Nacional de Comercio Exterior, S.N.C. (“Santander-Bancomext”)		783		(783)		533		(533)
GY Aviation Lease 1714 Co. Limited (PDP CDB)		651		(651)		352		(352)
JSA International U.S. Holdings, LLC (PDP JSA)		294		(294)		288		(288)
Oriental Leasing 6 Company Limited (PDP CMB)		834		(834)		131		(131)
Total	US$	4,836	US$	(4,836)	US$	3,669	US$	(3,669)

(1)	Every Trust Note of (CEBUR VOLARCB19 and VOLARCB21L) issuance has a 10% CAP, and for every Trust Note of (CEBUR VOLARCB23), issuance has a 13% CAP, both on TIIE 28 to limit interest payments to increasing rates.

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2024
	Within one year		More than a year		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	215,393	US$	145,589	US$	360,982
Asset-backed trust note (“CEBUR”) (Note 5)		24,669		94,565		119,234
Other financing agreements (Note 5)		30,918		288,978		319,896

Lease liabilities:
Aircraft, engines, land and buildings leases (Note 14)		391,158		2,670,378		3,061,536
Aircraft and engine lease return obligation (Note 16)		44,045		333,332		377,377
Total	US$	706,183	US$	3,532,842	US$	4,239,025

	December 31, 2023
	Within one year		More than a year		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	157,318	US$	151,322	US$	308,640
Asset-backed trust note (“CEBUR”) (Note 5)		44,396		143,054		187,450
Other financing agreements (Note 5)		12,157		140,906		153,063

Lease liabilities:
Aircraft, engines, land and buildings leases (Note 14)		372,697		2,518,745		2,891,442
Aircraft and engine lease return obligation (Note 16)		803		286,405		287,208
Total	US$	587,371	US$	3,240,432	US$	3,827,803

Cebur Volarcb 21l [Member]
IfrsStatementLineItems [Line Items]
Schedule of sensitivity analysis of fair value on CEBUR

	Change in interest rate	Effect on cap (1)
		(In thousands of U.S. dollars)
2024	+0.50%	US$	100
	-0.50%		(70)

2023	+0.50%	US$	311
	-0.50%		(269)
(1)	The effect would affect OCI in relation to the interest rate caps.

Cebur Volarcb 23 [Member]
IfrsStatementLineItems [Line Items]
Schedule of sensitivity analysis of fair value on CEBUR

	Change in interest rate	Effect on cap (1)
		(In thousands of U.S. dollars)
2024	+0.50%	US$	149
	-0.50%		(125)

2023	+0.50%	US$	132
	-0.50%		(89)
(1)	The effect would affect OCI in relation to the interest rate caps.